Submission	Sep. 22, 2026
Submission [Line Items]
Central Index Key	0001283718
Registrant Name	CANADA PENSION PLAN INVESTMENT BOARD
Form Type	SC 13E-3
Submission Type	SC 13E3
Fee Exhibit Type	EX-FILING FEES